Annual Operating Expenses - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2065 Fund	May 30, 2024
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Operating Expenses:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.09%	[1]
Fidelity Freedom Index 2065 Fund - Premier Class
Operating Expenses:
Management fee	0.05%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[3]
Total annual operating expenses	0.06%	[2]

[1]
C Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

[2]	A Adjusted to reflect current fees.
[3]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.